UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2015

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, LLC

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
0.82%
Cash Equivalents
3.58%
Utilities
1.09%
Communication Services
1.77%
Technology
17.71%
Consumer Cyclical
12.46%
Consumer Defensive
6.46%
Industrials
14.06%
Energy
9.26%
Healthcare
16.12%
Financial Services
16.67%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Cash Equivalents
5.24%
Consumer Cyclical
7.84%
Technology
33.13%
Consumer Defensive
13.63%
Energy
3.26%
Financial Services
9.16%
Industrials
8.94%
Healthcare
18.80%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized based on asset type.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.44%

Air Courier Services - 3.11%
1,146	FedEx Corp.	$ 195,278

Beverages - 2.96%
1,995	PepsiCo, Inc.	186,213

Carpets & Rugs - 3.44%
1,134	Mohawk Industries, Inc. *	216,481

Cogeneration Services & Small Power Producers - 1.09%
5,190	The AES Corp.	68,819

Computer Storage Devices - 2.46%
2,652	SanDisk Corp.	154,399

Converted Paper & Paperboard Products (No Container/Boxes) - 3.26%
3,365	Avery Dennison Corp.	205,063

Crude Petroleum & Natural Gas - 1.55%
1,257	Occidental Petroleum Corp.	97,757

Electrical Work - 2.41%
5,256	Quanta Services, Inc. *	151,478

Electronic Connectors - 5.58%
6,056	Amphenol Corp. Class A	351,066

Fire, Marine & Casualty Insurance - 2.93%
1,938	Chubb Corp.	184,381

Hospital & Medical Service Plans - 3.07%
1,177	Anthem, Inc.	193,193

Investment Advice - 1.84%
2,355	Franklin Resources, Inc.	115,466

Life Insurance - 3.08%
3,461	Metlife, Inc.	193,781

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

National Commercial Banks - 6.02%
2,547	JP Morgan Chase & Co.	$ 172,585
2,155	PNC Financial Services Group, Inc.	206,126
		378,711
Oil & Gas Field Machinery & Equipment - 3.90%
2,868	Baker-Hughes, Inc.	176,956
1,418	National Oilwell Varco, Inc.	68,461
		245,417
Perfumes, Cosmetics & Other Toilet Preparations - 3.50%
3,365	Colgate Palmolive Co.	220,105

Personal Credit Institution - 2.81%
3,068	Discover Financial Services	176,778

Petroleum Refining - 3.80%
3,821	Valero Energy Corp.	239,195

Pharmaceutical Preparations - 6.61%
763	Allergan Plc. *	231,540
1,567	Mallinckrodt Plc. (Ireland) *	184,467
		416,007
Public Building & Related Furniture - 5.48%
2,668	BE Aerospace, Inc.	146,473
4,006	Johnson Controls, Inc.	198,417
		344,890
Retail-Drug Stores and Proprietary Stores - 3.16%
1,893	CVS Health Corp.	198,538

Semiconductors & Related Devices - 6.82%
5,456	Applied Materials, Inc.	104,864
3,116	Skyworks Solutions, Inc.	324,376
		429,240
Services-Miscellaneous Amusement & Recreation - 5.87%
3,236	Walt Disney Co. *	369,357

Services-Prepackaged Software - 2.86%
4,070	Microsoft Corp.	179,690

Special Industry Machinery - 2.96%
2,709	Pentair Ltd. (United Kingdom)	186,244

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Steel Works, Blast Furnace Rolling Mills - 0.82%
1,166	Nucor Corp.	$ 51,386

Telephone Communications - 1.77%
3,140	AT&T, Inc.	111,533

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.28%
1,943	AmerisourceBergen Corp.	206,619

TOTAL FOR COMMON STOCKS (Cost $3,937,706) - 96.44%		6,067,085

SHORT TERM INVESTMENTS - 3.58%
225,264	First American Government Obligation Fund Class Y 0.01% ** (Cost $225,264)	225,264

TOTAL INVESTMENTS (Cost $4,162,970) - 100.02%		6,292,349

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(1,125)

NET ASSETS - 100.00%		$ 6,291,224

** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 94.74%

Air Transportation - 2.46%
15,999	Southwest Airlines Co.	$ 529,407

Beverages - 3.36%
6,230	Constellation Brands, Inc. Class A	722,805

Biological Products (No Diagnostic Substances) - 5.39%
9,915	Gilead Sciences, Inc.	1,160,848

Computer Communications Equipment - 3.09%
5,527	F5 Networks, Inc. *	665,174

Electronic Computers - 5.40%
9,278	Apple, Inc.	1,163,693

Fire, Marine & Casualty Insurance - 3.00%
6,362	Ace Ltd. (Switzerland)	646,888

Household Appliances - 2.67%
3,327	Whirlpool Corp.	575,737

Household Audio & Video Equipment - 3.30%
5,978	Harman International Industries, Inc.	711,023

Investment Advice - 3.11%
3,062	Affiliated Managers Group, Inc. *	669,353

Iron & Steel Foundries - 3.21%
3,459	Precision Castparts Corp.	691,350

Leather & Leather Products - 1.37%
6,985	Michael Kors Holdings Ltd. (China)	293,999

Measuring & Controlling Devices - 6.26%
7,608	Thermo Fisher Scientific, Inc.	987,214
15,429	Trimble Navigation, Ltd. *	361,964
		1,349,178

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Oil & Gas Field Services - 1.47%
3,671	Schlumberger Ltd.	$ 316,403

Petroleum Refining - 1.79%
5,766	Hess Corp.	385,630

Pharmaceutical Preparations - 5.26%
5,593	AbbVie Inc.	375,794
6,548	Celgene Corp. *	757,833
		1,133,627
Retail-Drug Stores & Proprietary Stores - 7.21%
8,642	Express Scripts Holding Co. Class C *	768,619
9,305	Walgreens Boots Alliance, Inc.	785,714
		1,554,333
Retail-Variety Stores - 3.31%
9,040	Dollar Tree, Inc. *	714,069

Semiconductors & Related Devices - 5.18%
54,427	On Semiconductor Corp. *	636,252
10,869	Xilinx, Inc.	479,975
		1,116,227
Services-Business Services - 3.05%
7,025	MasterCard, Inc.	656,697

Services-Computer Programming Services - 3.79%
13,361	Cognizant Technology Solutions Corp. *	816,224

Services-Computer Programming, Data Processing, Etc. - 3.20%
649	Google, Inc. Class C	337,811
649	Google, Inc. Class A *	350,486
		688,297
Services-Help Supply Services - 3.27%
12,712	Robert Half International, Inc.	705,516

Services-Prepackaged Software - 4.81%
9,013	Microsoft Corp.	397,924
15,866	Oracle Corp.	639,400
		1,037,324
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.31%
8,801	Church & Dwight Co., Inc.	714,025

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Water Transportation - 3.31%
9,053	Royal Caribbean Cruises Ltd.	$ 712,381

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.16%
22,534	LKQ Corp.	681,541

TOTAL FOR COMMON STOCKS (Cost $17,758,472) - 94.74%		20,411,749

SHORT TERM INVESTMENTS - 5.23%
1,127,868	First American Government Obligation Fund Class Y 0.01% ** (Cost $1,127,868)	1,127,868

TOTAL INVESTMENTS (Cost $18,886,340) - 99.97%		21,539,617

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		6,217

NET ASSETS - 100.00%		$ 21,545,834

** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Face Amount		Value

US TREASURY NOTES - 97.41%
125,000	US Treasury Note 0.375% Due 11/15/2015	$ 125,137
150,000	US Treasury Note 0.50% Due 06/15/2016	150,281
200,000	US Treasury Note 0.625% Due 05/31/2017	199,969
100,000	US Treasury Note 1.00% Due 3/31/2017	100,765
125,000	US Treasury Note 1.00% Due 11/30/2019	122,266
100,000	US Treasury Note 1.25% Due 10/31/2015	100,391
250,000	US Treasury Note 1.375% Due 11/30/2018	251,933

TOTAL FOR US TREASURY NOTES (Cost $1,048,321) - 97.41%		1,050,742

SHORT TERM INVESTMENT - 2.61%
28,191	First American Treasury Obligation Class Y 0.00% * (Cost $28,191)	28,191

TOTAL INVESTMENTS (Cost $1,076,512) - 100.02%		1,078,933

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(237)

NET ASSETS - 100.00%		$ 1,078,696

* Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015 (UNAUDITED)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,162,970, $18,886,340, and $1,076,512, respectively)	$ 6,292,349	$ 21,539,617	$ 1,078,933
Cash	700	-	-
Receivables:
Dividends and Interest	5,427	7,239	1,040
Shareholder Subscriptions	-	19,570	-
Total Assets	6,298,476	21,566,426	1,079,973
Liabilities:
Payables:
Due to Advisor	6,967	20,064	897
Shareholder Redemptions	285	528	380
Total Liabilities	7,252	20,592	1,277
Net Assets	$ 6,291,224	$ 21,545,834	$ 1,078,696

Net Assets Consist of:
Capital Stock	$ 244	$ 1,059	$ 103
Paid In Capital	3,792,867	18,071,691	1,075,077
Undistributed Net Investment Income (Loss)	10,951	(26,433)	(3,476)
Accumulated Realized Gain on Investments	357,783	846,240	4,571
Unrealized Appreciation in Value of Investments	2,129,379	2,653,277	2,421
Net Assets (10,000,000 shares authorized, $0.001 par value) for 244,312, 1,059,861, and 103,061 shares outstanding, respectively.
	$ 6,291,224	$ 21,545,834	$ 1,078,696

Net Asset Value and Offering Price Per Share	$ 25.75	$ 20.33	$ 10.47

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015 (UNAUDITED)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 49,168	$ 96,772	$ -
Interest	5	38	1,342
Total Investment Income	49,173	96,810	1,342

Expenses:
Advisory	22,933	76,284	2,559
Administrative	15,289	46,959	2,844
Total Expenses	38,222	123,243	5,403

Net Investment Income (Loss)	10,951	(26,433)	(4,061)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	354,241	842,001	6,145
Net Change in Unrealized Appreciation (Depreciation) on Investments	(124,125)	(654,330)	2,010
Net Realized and Unrealized Gain on Investments	230,116	187,671	8,155

Net Increase in Net Assets Resulting from Operations	$ 241,067	$ 161,238	$ 4,094

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,951	$ 26,714
Net Realized Gain on Investments	354,241	389,902
Net Change in Unrealized Appreciation (Depreciation) on Investments	(124,125)	105,474
Net Increase in Net Assets Resulting from Operations	241,067	522,090

Distributions to Shareholders from:
Net Investment Income	-	(26,714)
Realized Gains	-	(386,361)
Return of Capital	-	(7,890)
Total Distributions	-	(420,965)

Capital Share Transactions:
Proceeds from Sold Shares	253,835	220,600
Reinvestment of Distributions	-	420,965
Cost of Shares Redeemed	(127,141)	(277,016)
Net Increase from Capital Shares Transactions	126,694	364,549

Total Increase	367,761	465,674

Net Assets
Beginning of Year	5,923,463	5,457,789
End of Year (Including Accumulated Undistributed Net
Investment Income of $10,951 and $0, respectively)	$ 6,291,224	$ 5,923,463

Share Transactions:
Shares Sold	9,885	8,675
Shares Issued on Reinvestment of Distributions	-	16,772
Shares Redeemed	(5,112)	(11,133)
Net Increase in Outstanding Shares of Fund	4,773	14,314

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (26,433)	$ (27,900)
Net Realized Gain on Investments	842,001	195,103
Net Change in Unrealized Appreciation (Depreciation) on Investments	(654,330)	723,596
Net Increase in Net Assets Resulting from Operations	161,238	890,799

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(92,421)
Total Distributions	-	(92,421)

Capital Share Transactions:
Proceeds from Sold Shares	6,066,685	10,764,420
Reinvestment of Distributions	-	41,448
Cost of Shares Redeemed	(1,727,195)	(463,386)
Net Increase from Capital Shares Transactions	4,339,490	10,342,482

Total Increase	4,500,728	11,140,860

Net Assets
Beginning of Year	17,045,106	5,904,246
End of Year (Including Accumulated Undistributed Net Investment
Income (Loss) of $(26,433) and $0, respectively)	$ 21,545,834	$17,045,106

Share Transactions:
Shares Sold	296,323	539,828
Shares Issued on Reinvestment of Distributions	-	2,035
Shares Redeemed	(83,673)	(24,874)
Net Increase in Outstanding Shares of Fund	212,650	516,989

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (4,061)	$ 615
Net Realized Gain on Investments	6,145	3,870
Net Change in Unrealized Appreciation on Investments	2,010	2,795
Net Increase in Net Assets Resulting from Operations	4,094	7,280

Distributions to Shareholders from:
Net Investment Income	-	(885)
Realized Gains	-	-
Total Distributions	-	(885)

Capital Share Transactions:
Proceeds from Sold Shares	15,036	64,341
Shares Issued on Reinvestment of Distributions	-	885
Cost of Shares Redeemed	(161,191)	(439,685)
Net Decrease from Capital Share Transactions	(146,155)	(374,459)

Total Decrease	(142,061)	(368,064)

Net Assets
Beginning of Year	1,220,757	1,588,821
End of Year (Including Accumulated Undistributed Net
Investment Income (Loss) of $(3,476) and $585, respectively)	$ 1,078,696	$ 1,220,757

Share Transactions:
Shares Sold	1,436	6,171
Shares Issued on Reinvestment of Distributions	-	85
Shares Redeemed	(15,382)	(42,143)
Net Decrease in Outstanding Shares of Fund	(13,946)	(35,887)

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2015	Years Ended
		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Year	$ 24.73	$ 24.23	$ 18.46	$ 17.18	$ 17.11	$ 15.14

Income From Investment Operations:
Net Investment Income *	0.05	0.12	0.17	0.09	0.06	0.04
Net Gain on Securities (Realized and Unrealized)	0.97	2.27	6.67	1.32	0.07	1.97
Total from Investment Operations	1.02	2.39	6.84	1.41	0.13	2.01

Distributions:
Net Investment Income	-	(0.12)	(0.16)	(0.10)	(0.06)	(0.04)
Realized Gains	-	(1.73)	(0.91)	(0.03)	-	-
Return of Capital	-	(0.04)	-	-	-	-
Total from Distributions	-	(1.89)	(1.07)	(0.13)	(0.06)	(0.04)

Net Asset Value, at End of Year	$ 25.75	$ 24.73	$ 24.23	$ 18.46	$ 17.18	$ 17.11

Total Return **	4.12% (b)	9.75%	37.07%	8.20%	0.78%	13.29%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,291	$ 5,923	$ 5,458	$ 3,965	$ 4,183	$ 4,230
Before Waivers
Ratio of Expenses to Average Net Assets	1.25% (a)	1.24%	1.40%	2.18%	1.92%	1.72%
After Waivers
Ratio of Expenses to Average Net Assets	1.25% (a)	1.24%	1.07%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.36% (a)	0.47%	0.77%	0.51%	0.36%	0.27%
Portfolio Turnover	12.76% (b)	13.02%	21.68%	10.15%	11.87%	3.20%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2015	Year Ended
		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Year	$ 20.12	$ 17.88	$ 13.24	$ 11.68	$ 11.87	$ 9.96

Income From Investment Operations:
Net Investment Loss *	(0.03)	(0.08)	(0.03)	(0.04)	(0.06)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24	2.43	4.67	1.60	(0.13)	1.97
Total from Investment Operations	0.21	2.35	4.64	1.56	(0.19)	1.91

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.11)	-	-	-	-
Total from Distributions	-	(0.11)	-	-	-	-

Net Asset Value, at End of Year	$ 20.33	$ 20.12	$ 17.88	$ 13.24	$ 11.68	$ 11.87

Total Return **	1.04% (b)	13.13%	35.05%	13.36%	(1.60)%	19.18%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 21,546	$17,045	$ 5,904	$ 4,226	$ 4,252	$ 4,559
Before Waivers
Ratio of Expenses to Average Net Assets	1.21% (a)	1.22%	1.39%	2.11%	1.91%	1.76%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.21% (a)	1.22%	1.06%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.26)% (a)	(0.40)%	(0.18)%	(0.34)%	(0.52)%	(0.58)%
Portfolio Turnover	10.11% (b)	8.08%	19.71%	13.03%	10.01%	9.86%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2015	Years Ended
		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Year	$ 10.43	$ 10.39	$ 10.62	$ 10.64	$ 10.67	$ 10.65

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)	0.00 ***	0.04	0.04	0.02	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.08	0.05	(0.23)	(0.02)	0.07	0.03
Total from Investment Operations	0.04	0.05	(0.19)	0.02	0.09	0.09

Distributions:
Net Investment Income	-	(0.01)	(0.04)	(0.04)	(0.02)	(0.06)
Realized Gains	-	-	-	0.00 ***	(0.10)	(0.01)
Total from Distributions	-	(0.01)	(0.04)	(0.04)	(0.12)	(0.07)

Net Asset Value, at End of Year	$ 10.47	$ 10.43	$ 10.39	$ 10.62	$ 10.64	$ 10.67

Total Return **	0.38% (b)	0.46%	(1.79)%	0.19%	0.83%	0.85%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,079	$ 1,221	$ 1,589	$ 1,692	$ 1,822	$ 2,416
Before Waivers
Ratio of Expenses to Average Net Assets	0.95% (a)	0.95%	1.42%	1.92%	1.74%	1.35%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95% (a)	0.95%	0.78%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.71)% (a)	0.04%	0.39%	0.35%	0.21%	0.53%
Portfolio Turnover	0.00% (b)	0.00%	29.09%	35.65%	49.95%	41.12%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized

(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively “the Funds”), and is an open-end management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  The Funds did not have a liability for any unrecognized tax benefits for any open tax years.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2015:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,067,085	$ -	$ -	$ 6,067,085
Short-Term Investment	225,264	-	-	225,264
	$ 6,292,349	$ -	$ -	$ 6,292,349

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 20,411,749	$ -	$ -	$ 20,411,749
Short-Term Investment	1,127,868	-	-	1,127,868
	$ 21,539,617	$ -	$ -	$ 21,539,617

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 1,050,742	$ -	$ 1,050,742
Short-Term Investment	28,191	-	-	28,191
	$ 28,191	$ 1,050,742	$ -	$ 1,078,933

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended June 30, 2015.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2015.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has an investment advisory agreement (the “Agreement”) with Morris Capital Advisors, LLC (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the Agreement the fee structure for the Manor and Growth Funds consists of an Investment Management Fee not to exceed 1.0% of the total average daily net assets, of each Fund on an annual basis and an Investment Management Fee not to exceed 0.5% of total average daily net assets on an annual basis for the Bond Fund. For the six months ended June 30, 2015, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $22,933, $76,284 and $2,559, respectively. As of June 30, 2015, the Manor, Growth, and Bond Funds each owed the Advisor advisory fees of $4,180, $14,377 and $425, respectively.

Administrative and Shareholder Servicing Fees

The Trust has a Shareholder Services Fee which is not to exceed 0.25% of the total average daily net assets on an annual basis for each of the Funds, and an Administrative Fee, which, when combined with the Investment Management Fee and the Shareholder Services Fee, does not exceed 1.5% of the average daily net assets on an annual basis for the Manor and Growth Funds and 1.0% of the average daily net assets on an annual basis for the Bond Fund.  For the six months ended June 30, 2015, the Advisor earned administrative and shareholder services fees from the Manor, Growth and Bond Funds of $15,289, $46,959 and $2,844, respectively. As of June 30, 2015, the Manor, Growth, and Bond Funds each owed the Advisor administrative and shareholder service fees of $2,787, $5,687 and $472, respectively.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2015, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 793,059	$ 6,054,861	$ -
Sales	$ 758,017	$ 1,956,161	$ 150,924

5.   TAX MATTERS NOTE

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments	$ 4,162,970	$ 18,886,340	$ 1,076,512
Gross tax appreciation of investments	$ 2,201,947	$ 3,442,109	$ 3,718
Gross tax depreciation of investments	$ (72,568)	$ (788,832)	$ (1,297)
Net tax appreciation (depreciation)	$ 2,129,379	$ 2,653,277	$ 2,421

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforwards	Total Distributable Earnings
Manor Fund	$2,253,504	$-	$3,542	$-	$2,257,046
Growth Fund	$3,307,607	$-	$4,239	$-	$3,311,846
Bond Fund*	$ 411	$585	$-	$(1,574)	$ (578)

For the year ended December 31, 2014 the Growth Fund used $98,442 of its capital loss carryforward.

*Capital Loss Carryforward – Short-term; no expiration

The capital loss carry-forwards will be used to offset any capital gains realized by the Bond Fund in future years.   The Bond Fund will not make distributions from capital gains while a capital-loss carryforward remains.

Ordinary Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The tax character of distributions paid during the six months ended June 30, 2015 and the fiscal year ended December 31, 2014 were as follows:

	Manor Fund	Growth Fund		Bond Fund
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Ordinary Income	$ —	$ 28,120	$ —	$ —	$ —	$ 885
Long-term Gain	$ —	$384,955	$ —	$ 92,421	$ —	$ —
Return of Capital	$ —	$ 7,890	$ —	$ —	$ —	$ —

6.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of June 30, 2015, Pershing LLC., held in omnibus accounts for the benefit of others approximately 68% of the voting securities of the Manor Growth Fund. The Manor Growth Fund does not know whether any of the underlying accounts own beneficially 25% or more of the voting securities of the Fund.

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Manor Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,041.25	$6.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,010.44	$6.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.79	$6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Manor Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,003.84	$4.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2015 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Fund’s website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

Renewal of Management Agreement

The Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered, and approved, by the Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement at an in-person meeting held on February 25, 2015.

The Trustees had the opportunity to review the following information: (i) executed copies of the management agreement, as amended; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2014, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee, expenditures, and total expense ratio under the “unified fee” structure compared to those of its peer group. The Trustees discussed this information with representatives of the Advisor for each Fund according to the Trustees’ 15(c) checklist, including, but not limited to, a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant, including information that had been provided by the Advisor to the Trustees throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the management agreements.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement.  The Trustees also analyzed the Investment Advisor's experience and the capabilities of the staff of the Investment Advisor.  For example, the Trustees reviewed and discussed the Investment Advisor's Form ADV and internal compliance policies, as well as the experience of the Investment Advisor as investment advisor or sub-advisor to several investment programs sponsored by major brokerage firms, and direct investment advisory client relationships.  In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Advisor's portfolio and brokerage transactions.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and continued to support its original selection of the Investment Advisor.

INVESTMENT PERFORMANCE

The Trustees considered the Advisor’s investment performance during his tenure managing this Fund.  The Trustees considered fund performance over the most recent quarter along with annual performances for trailing 1-year, 3-year, 5-year, 10-year periods, as well as performance since inception for each of the Funds.  The Trustees considered both short-term and long-term performance, and the nature of the investment markets, with an emphasis on long-term performance and the potential for the Advisor to produce comparable performance in future periods.  As of December 31, 2014 the Manor Fund underperformed the S&P 500 index and its peer group as measured by the Lipper Large-Cap Core mutual fund index during the most recent quarter, trailing 1-year, 3-year, and 5-year, trailing periods.   As of December 31, 2014 the Manor Growth Fund outperformed both the S&P 500 index and its peer group as measured by the Lipper Large-Cap Growth mutual fund index during the most recent quarter, and since inception on June 30, 1999.  The Growth Fund also outperformed its peer group during the trailing 1-year, 3-year, and 5-year trailing time periods.  As of December 31, 2014 the Manor Bond Fund underperformed the Barclays Intermediate Term US Treasury index and its peer group as measured by the Lipper US Government mutual fund index during the most recent quarter, and trailing year.  Based on this review, the Trustees concluded that the current and historical performance of the Fund, as managed by the Investment Advisor, was satisfactory.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR

The Trustees noted the gross and net operating expense ratios of the funds, including the fee for the investment advisors was 1.24% for the Manor Fund, 1.22% for the Growth Fund, and 0.95% for the Bond Fund.  This compares to average expense ratios for the peer groups for each fund of 1.22% for 1,642 funds in the Large-Cap Core category, 1.26% for 1,732 funds in the Large-Cap Growth category, and 0.88% for 310 funds in the Government Bond fund category.  The Trustees believe that the expense ratios are justified due to the Advisor’s

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

proprietary stock selection process, which includes constant monitoring of thousands of public companies and the Advisor’s efforts to increase visibility of the Fund and attract additional assets.  The Trustees also noted that a “unified fee” structure was implemented for the Fund in order to reduce the expense ratio of the fund as reported by rating organization while complying with the 1.50% expense cap limitation for the stock funds and 1.00% for the Bond fund.

The Trustees noted that the Advisor appeared profitable for the period despite the fact that the Advisor waived certain management fees and provided administrative functions for the Funds over and above their role as investment advisor.  The Trustees also noted that the Advisor reported it had not entered into any soft dollar arrangements.  The Funds did have a Shareholder Services Plan in effect for the year ending December 31, 2014, with a maximum fee of 0.25% of net assets in the Funds, available for the payment of costs incurred for increasing the availability of the Funds on various distribution channels.

The Trustees considered the level of profits that could be expected to accrue to the Investment Advisor from the fee payable under the Advisory Agreement.  The Trustees considered the increasing use by investor’s of the brokerage industry’s No Transaction Fee (NTF) programs and its potential increasing percentage of the Fund’s assets.  The potential impact of the added costs of these programs on the Advisor’s fees is discussed below in the section titled “Economies of Scale”.

In addition, the Trustees reviewed the current financial condition of the Investment Advisor and a summary of total expense ratios and management fees.  The Trustees also discussed the existence of other compensation arrangements with the Investment Advisor.  Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Advisor's profit margin was reasonable.

ECONOMIES OF SCALE

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is the potential for the realization of any further economies of scale.  The Trustees also considered that future inflows may increasingly come through the brokerage industry No Transaction Fee (NTF) programs.  The Advisor pays the costs to the brokers for the NTF programs.  Two major brokers Charles Schwab and Fidelity charge 0.40% on these assets which reduce the management fees to the advisor to the extent that they are not covered by the Shareholder Services fee.  The Trustees noted that the Funds could realize additional economies of scale as the Fund grows.

CONCLUSIONS

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Advisor's compensation.  On the basis of its review, and the foregoing information, the Trustees determined that the Advisory Agreement, including the advisory fee payable there under, continued to be fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Funds, as defined in the Investment Company Act of 1940.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Funds	Principal Occupations During Past 5 Years and Current Directorships
Bruce Laverty 15 Chester Commons Malvern, PA 19355 53	Trustee since 1995	Mr. Laverty is a Partner of the law firm Laverty Law Offices LLC.
John McGinn 15 Chester Commons Malvern, PA 19355 70	Trustee since 2002	Mr. McGinn is retired. Mr. McGinn was an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 60	Trustee since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 57	Trustee since 2000	Mr. Szkudlapski is President of Eclipse Business Solutions, Inc.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 58	Trustee since 1995	Mr. Weintraub is a Principal Consultant with Forester Research.
Howard Weisz 15 Chester Commons Malvern, PA 19355 73	Trustee since 2008	Mr. Weisz is retired. Mr. Weisz was an Independent Management Consultant.
Dominic D'Ginto 15 Chester Commons Malvern, PA 19355 51	Trustee since 2014	Mr. D'Ginto is a Senior Vice President, Corporate Finance, PNC Bank.

The Trustees received no fees for the six months ended June 30, 2015.

The following table provides information regarding each Trustee who is an “interested person” of the Funds, as defined in the Investment Company Act of 1940, and each officer of the Funds.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Funds	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 60	Trustee, President, Advisor Since 1995	Mr. Morris is President, Chief Investment Officer, and Portfolio Manger for Morris Capital Advisors, LLC and Manor Investment Funds.
John R. Giles 15 Chester Commons Malvern, PA 19355 57	Trustee, Vice-President, Advisor, Secretary Since 2005	Mr. Giles is Director of Marketing for Morris Capital Advisors, LLC and Manor Investment Funds, and Secretary of Manor Investment Funds.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/ Daniel A. Morris

President

Date: 09/02/2015